Other administrative expenses	12 Months Ended
Dec. 31, 2025
Other administrative expenses [Abstract]
Other administrative expenses
Note 6. Other administrative expenses

Skr mn	2025	2024	2023
Travel expenses and marketing	-11	-11	-10
IT and information system (incl. fees)	-174	-166	-165
Other fees	-36	-35	-32
Premises	-10	-10	-9
Other	-7	-7	-6
Total other administrative expenses	-239	-229	-222
Remuneration to auditors

Skr mn	2025	2024	2023
Öhrlings PricewaterhouseCoopers AB:
Audit fees[1]	-10	-10	-10
Audit related fees[2]	—	—	—
Tax related fees[3]	0	—	—
Other fees[4]	-3	-3	-3
Total	-13	-13	-13
1    Fees related to audit of annual financial statements and reviews of interim financial statements.
2    Fees charged for assurance and related services that are related to the performance of audit or review of the financial statements and are not reported under Audit fees.
3    Fees for professional services rendered by the principal independent auditors for tax compliance and tax advice.
4    Fees for products and services rendered by the principal independent auditors, other than the services reported in Audit fees through Tax–related fees above.

In the financial statements, remuneration to auditors is mainly included in Other administrative expenses.